Dominion Funds, Inc.

Foxhall Global Trends Fund

Ticker: DOIGX

Foxhall Gold and Precious Metals Fund

Ticker: GOLMX

Supplement dated September 25, 2012 to

Prospectus and Statement of Additional Information (“SAI”)

dated October 28, 2011 for the Foxhall Global Trends Fund; and Prospectus and SAI dated May 1, 2012 for the Foxhall Gold and Precious Metals Fund

______________________________________________________________________

Effective immediately the following Dominion Funds changed their names as reflected below:

Old Name	New Name
Foxhall Global Trends Fund	Fairfax Global Trends Fund
Foxhall Gold and Precious Metals Fund	Fairfax Gold and Precious Metals Fund

Consequently, all references to the Old Names in each Fund’s Prospectus and SAI are deleted and replaced with the applicable New Name.

*    *    *    *    *    *

This Supplement, and the Prospectuses and Statements of Additional Information, each provide information that you should know before investing in the Funds and should be retained for future reference.  The Prospectuses and Statements of Additional Information have been filed with the Securities and Exchange Commission and are incorporated herein by reference.  All these documents are available upon request and without charge by calling Shareholder Services at 1-866-270-1222.

Please retain this Supplement for future reference.